NET SALES	12 Months Ended
Dec. 31, 2023
NET SALES
NET SALES
19.  NET SALES

Accounting policy:

The Company recognizes revenue primarily from the following sources:

 i.          Sale of products

The Company operates in the production and distribution of lubricants including the brands Mobil and Comma. Products are sold in contracts identified with individual customers and in sets, as a package of goods or services.

The Company recognizes sales revenues upon delivery to the customer as long as revenue and costs can be measured reliably, receipt of the consideration is probable and there is no continuous involvement of management with the products. Delivery is considered to be the moment when the customer accepts the goods, and the risks and benefits related to the property are transferred.

Some lubricant sales contracts cannot be purchased separately from a package of services. However, the goods and services are clearly distinct in the contracts. This sales modality represents two separate performance obligations and therefore revenue is recognized for each of these performance obligations when control of the respective goods and services is transferred to the customer. The transaction price is allocated to different performance obligations based on the independent selling price, in which revenues are identified, measured and recorded separately. Trade incentives, including cash incentives, discounts and volume rebates, and free or discounted goods or services, are accounted for as a reduction of revenue.

Discounts, rebates, credits, price concessions, performance bonuses and similar incentives are treated as variable consideration and included in the transaction price at the company’s best estimate and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any pricing uncertainty is resolved.

ii.           Billed revenue

The Company provides gas distribution services through its natural gas distribution concessions The fair value and selling prices of individual services are broadly similar.

Gas distribution revenue is recognized when its value can be measured reliably, being recognized in profit or loss in the same period in which the volumes are delivered to customers based on the monthly measurements made.

iii.         Unbilled revenue

Unbilled gas revenue refers to the amount of gas delivered that has not yet been metered and billed to customers. This estimate is based on the period between the last measurement date and the last day of the month.

Actual volume billed may vary from estimates. The Company believes, based on past experience with similar operations, that the estimated amount of unbilled services will not differ significantly from the actual amount.

iv.          Concession construction revenue

The construction of the necessary infrastructure for gas distribution is regarded as a construction service provided to the Granting Authority, and revenue is recognized over time using the incurred cost method. The costs are deducted from income when they are incurred.

Advances received are accounted for as contractual liabilities.

v.           Services rendered

Revenue is recognized over time as services are provided. The stage of completion to determine the amount of revenue to be recognized is evaluated based on assessments of progress of work performed.

If services under a single contract occur in different periods, consideration is allocated based on their individual sales prices. The individual selling price is determined on the basis of the list prices at which the Company sells the services in separate transactions.

vi.          Electricity trading

The Company recognizes revenue from electricity supply to customers and wholesalers at fair value of the related consideration, for delivery of electricity in a given period. The volume of electric energy delivered to buyer is determined on a monthly basis. Customers obtain control of electricity from the moment they consume it. Invoices are issued monthly and are usually paid within 30 days from their issue date.

Revenue from energy trading is recorded based on bilateral contracts signed with market agents and duly registered with the Electric Energy Trading Chamber (Câmara de Comercialização de Energia Elétrica), or “CCEE.”

Revenue is recognized based on the energy sold and the prices specified in the terms of the supply and supply agreements. The subsidiary Edge Comercialização will be able to sell the generated energy in two environments: (i) in the Free Contracting Environment (Ambiente de Contratação Livre – ACL), where the commercialization of electric energy takes place through the free negotiation of prices and conditions between the parties, via bilateral contracts; and (ii) in the Regulated Contracting Environment (Ambiente de Contratação Regulada – ACR), where electricity is sold to distribution agents.

              a.        Short-term market

When transactions on the short-term market occur, the Company records revenue at the fair value of the consideration to be received. The energy cost for these operations is tied to the Differences Settlement Price (Preço de Liquidação de Diferenças – PLD).

              b.        Energy trading operations

Energy trading operations are carried out in an active market and, for accounting measurement purposes, they meet the definition of financial instruments at fair value. The Compass Trading recognizes revenue when the energy is delivered to customers at fair value of the consideration. In addition, unrealized net gains resulting from mark-to-market - difference between contracted and market prices - from open net contracted operations on the date of the consolidated financial statements are recognized in revenue.

vii.        Logistics services provided

Revenues from the provision of services are recognized when the entity transfers to the counterpart the significant risks and benefits inherent to the provision of services, when it is probable that the economic benefits associated with the transaction will flow to the Company, as well as when its related value and incurred costs can be reliably measured.

Service prices are fixed based on service orders or contracts. The Company’s revenue is basically comprised of rail freight, road freight, container transport and port elevation services, which is why the above criteria are normally met to the extent that the logistics service is provided.

viii.       Lease revenues

Rental income mainly corresponds to land leased by Radar and is recognized on a straight-line basis over the term of each contract, to the extent that the contracts transfer to customers the right to use the assets for a period in exchange for consideration, which can be measured reliably.

ix.         Sale of investment properties

Revenue comprises the fair value of the consideration received or receivable for the disposal of investment properties in the ordinary course of the subsidiary's activities. Revenues are presented net of taxes, returns, rebates and discounts, and in the consolidated financial statements after eliminating sales within the subsidiary. Revenue is recognized when the subsidiary fulfills all obligations and promises identified in the contract for the transfer of goods to the customer.

	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
Gross revenue from the sale of products and services	45,298,287	45,977,407	30,545,908
Construction revenue	1,494,142	1,217,818	1,020,176
Indirect taxes and other deductions	(7,323,932)	(7,872,439)	(5,472,930)
Net sales	39,468,497	39,322,786	26,093,154

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	12/31/2023	12/31/2022 (Reclassified)	12/31/2021 (Reclassified)
At a point in time
Natural gas distribution	15,737,450	17,854,412	10,675,465
Lubricants, base oil and other	9,285,675	8,690,659	5,546,093
Lease and sale of property	743,411	834,616	—
Electricity trading	—	238,544	620,495
Other	538,445	418,847	277,571
	26,304,981	28,037,078	17,119,624
Over time
Railroad transportation services	10,379,017	9,503,965	7,103,706
Construction revenue	1,494,141	1,217,818	335,965
Container operations	558,699	337,543	1,020,176
Other services	792,951	289,418	566,364
	13,224,808	11,348,744	9,026,211

Eliminations	(61,292)	(63,036)	(52,681)
Total net sales	39,468,497	39,222,786	26,093,154